N-4	Oct. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2026
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

The SecurePay Protector “Roll-up” subsection of THE SECUREPAY RIDERS section is deleted and replaced with the following:

The SecurePay Protector “Roll-up”.

The SecurePay “Roll-up” feature is not available on the SecurePay Investor rider.

The SecurePay Protector rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.

For SecurePay Protector riders issued before October 7, 2024, your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period. For SecurePay Protector riders issued on or after October 7, 2024, this limitation does not apply.

This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary;
2.	the SecurePay Anniversary Value on that Contract Anniversary; or
3.	the SecurePay Roll-up Value, which is equal to:
a.	the most recently calculated Benefit Base prior to that Contract Anniversary; plus
b.	the “roll-up” amount, which is equal to:

For SecurePay Protector riders issued on or after November 2, 2026:

i.	the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include additional Purchase Payments made from the Contract Issue Date through the last Valuation Date before the first Contract Anniversary when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 9 months later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

For SecurePay Protector riders issued on or after October 7, 2024, but before November 2, 2026:

i.	the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

For SecurePay Protector riders issued before October 7, 2024:

i.	if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

ii.	if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary.

For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the Roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the Roll-up percentage (if applicable) to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value.

Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

Using a hypothetical 5.0% Roll-up percentage, on the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date (for riders issued before November 2, 2026) or from the Contract Issue Date through the last Valuation Date before the first Contract Anniversary (for riders issued on or after November 2, 2026) and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of

$4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary ($90,000);
2.	the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
3.	the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base (for SecurePay Protector riders issued before October 7, 2024), the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (a 5.0% “roll-up” amount)).

Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

The Roll-up Period begins on the Rider Issue Date and generally lasts for up to ten Contract Anniversaries where there has been an increase of the Benefit Base. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay Protector rider terminates (see “Terminating the SecurePay Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay Protector rider may not terminate. We will continue to assess the

SecurePay Fee for the SecurePay Protector rider until the SecurePay Protector rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay Protector rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay Protector rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.

Operation of Benefit [Text Block]

The SecurePay Protector “Roll-up”.

The SecurePay “Roll-up” feature is not available on the SecurePay Investor rider.

The SecurePay Protector rider is also designed to provide for potential increases in your Benefit Base (the “roll-up percentage”) each Contract Anniversary during a specified period (“Roll-up Period”), even if your Contract Value has not increased. The roll-up percentage applicable to your Contract is identified in the Rate Sheet Prospectus Supplement in effect when you purchase your Contract.

For SecurePay Protector riders issued before October 7, 2024, your Contract Value must be at least 50% (i.e., half) of your Benefit Base to be eligible for an increase in Benefit Base equal to the “roll-up” amount (described below) on any Contract Anniversary during the Roll-up Period. For SecurePay Protector riders issued on or after October 7, 2024, this limitation does not apply.

This means that when calculating the Benefit Base before the Benefit Election Date, we will recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary;
2.	the SecurePay Anniversary Value on that Contract Anniversary; or
3.	the SecurePay Roll-up Value, which is equal to:
a.	the most recently calculated Benefit Base prior to that Contract Anniversary; plus
b.	the “roll-up” amount, which is equal to:

For SecurePay Protector riders issued on or after November 2, 2026:

i.	the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include additional Purchase Payments made from the Contract Issue Date through the last Valuation Date before the first Contract Anniversary when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 9 months later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

For SecurePay Protector riders issued on or after October 7, 2024, but before November 2, 2026:

i.	the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

For SecurePay Protector riders issued before October 7, 2024:

i.	if your Contract Value on that Contract Anniversary is at least 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to a percentage of the Benefit Base on the previous Contract Anniversary, reduced proportionately for withdrawals made since that anniversary. This means that we will reduce the “roll-up” amount for each withdrawal made since the previous Contract Anniversary in the same proportion that each withdrawal reduced the Contract Value as of the date we processed the withdrawal request.

We will also include Purchase Payments made within the first 120 days following the Contract Issue Date when calculating the roll-up amount on the first Contract Anniversary. For example, using a hypothetical 5.0% Roll-up percentage, if your initial Purchase Payment on the Contract Issue Date is $50,000 and we receive an additional $100,000 Purchase Payment 90 days later, then assuming you do not take any withdrawals during the first Contract Year, the roll-up amount on the first Contract Anniversary will be $7,500 (($50,000 + $100,000) x 5.0%).

ii.	if your Contract Value on that Contract Anniversary is less than 50% (i.e., half) of the most recently calculated Benefit Base prior to that Contract Anniversary, then the roll-up amount is equal to $0.

We will only recalculate your Benefit Base on each Contract Anniversary during the Roll-up Period if your Contract Value is at least 50% (i.e., half) of your Benefit Base as of that Contract Anniversary.

For example, if on a Contract Anniversary your Contract Value is $65,000 and the most recently calculated Benefit Base prior to that anniversary is $150,000, you will not be eligible for an increase on that anniversary equal to the “roll-up” amount because your Contract Value ($65,000) is less than 50% of your Benefit Base ($150,000 x 0.5 = $75,000).

Note: If the SecurePay Anniversary Value is consistently higher than the SecurePay Roll-up Value (because your Contract Value is generally increasing by more than the Roll-up percentage each Contract Year), the SecurePay Roll-up Value may never be used to increase your Benefit Base.

When we calculate the SecurePay Roll-up Value on the first Contract Anniversary following the Rider Issue Date, we will apply the Roll-up percentage (if applicable) to the Benefit Base on the Rider Issue Date to determine the “roll-up” amount, and then reduce the “roll-up” amount proportionately for withdrawals made since the Rider Issue Date. We will then add the reduced “roll-up” amount to the most recently calculated Benefit Base prior to the first Contract Anniversary to determine the SecurePay Roll-up Value.

Example: Assume on the Rider Issue Date your Benefit Base is $100,000. Three months later, assume your Contract Value is $103,000 and you take a withdrawal of  $10,300, reducing your current Contract Value to $92,700, which results in a decrease of 10% (($103,000 – $92,700)/$103,000). Because of the withdrawal, we will reduce your Benefit Base by 10% as well, to $90,000. Also assume that one month later your Contract Value increased from $92,700 to $94,000 due to favorable market performance and you do not make any additional Purchase Payments or withdrawals.

Using a hypothetical 5.0% Roll-up percentage, on the first Contract Anniversary, we will determine the SecurePay Roll-up Value by adding the most recently calculated Benefit Base ($90,000) to 5.0% of the Benefit Base on the previous Contract Anniversary (the Rider Issue Date), increased by any Purchase Payments made within 120 days of the Contract Issue Date (for riders issued before November 2, 2026) or from the Contract Issue Date through the last Valuation Date before the first Contract Anniversary (for riders issued on or after November 2, 2026) and reduced proportionately for withdrawals made since that anniversary. The Benefit Base on the Rider Issue Date was $100,000, and 5.0% of  $100,000 = $5,000. However, because a withdrawal was made during the year, we will reduce this “roll-up” amount in the same proportion that the withdrawal reduced the Contract Value, which was 10%. Because 10% of the “roll-up” amount is $500, the reduced “roll-up” amount is $4,500 ($5,000 – $500). We then calculate the SecurePay Roll-up Value by adding the “roll-up” amount of

$4,500 to $90,000 (the most recently calculated Benefit Base), and determine that the SecurePay Roll-up Value is $94,500.

We will then recalculate your Benefit Base on the first Contract Anniversary to equal the greatest of:

1.	the Benefit Base on that Contract Anniversary ($90,000);
2.	the SecurePay Anniversary Value on that Contract Anniversary ($94,000); or
3.	the SecurePay Roll-up Value ($94,500)

We will set your Benefit Base equal to $94,500 because the SecurePay Roll-up Value is greater than the Benefit Base on that Contract Anniversary and the SecurePay Anniversary Value on that Contract Anniversary.

Note: Withdrawals could reduce your SecurePay Roll-up Value by substantially more than the actual amount of the withdrawal. For example, assume your Benefit Base at the beginning of the Contract Year is $100,000. Assuming that you do not make any additional Purchase Payments or withdrawals and assuming your Contract Value remains at 50% or more of your Benefit Base (for SecurePay Protector riders issued before October 7, 2024), the SecurePay Roll-up Value on the next Contract Anniversary would be $105,000 ($100,000 + $5,000 (a 5.0% “roll-up” amount)).

Assume instead, however, that during the Contract Year you make a withdrawal of  $45,000 and your Contract Value at that time is $90,000 (i.e., the withdrawal is 50% of your Contract Value). Both the Benefit Base and the “roll-up” amount are also reduced by 50%, to $50,000 and $2,500, respectively. This would result in a SecurePay Roll-up Value of  $52,500 on the next Contract Anniversary ($50,000 + $2,500), rather than $105,000. Thus, the $45,000 withdrawal would reduce the SecurePay Roll-up Value by more than $45,000 — it would reduce it by $52,500 ($105,000 – $52,500).

The Roll-up Period begins on the Rider Issue Date and generally lasts for up to ten Contract Anniversaries where there has been an increase of the Benefit Base. The Roll-up Period will end on the next Valuation Date following the 10th Contract Anniversary on which we increase your Benefit Base to equal either the SecurePay Anniversary Value or the SecurePay Roll-up Value. This means that when determining the ten Contract Anniversaries that make up your Roll-up Period, we will not count Contract Anniversaries on which your Benefit Base does not increase.

However, your Roll-up Period will end sooner — on either the Benefit Election Date or the date the SecurePay Protector rider terminates (see “Terminating the SecurePay Rider”) — if either of these dates occur while your Roll-up Period is in effect. If the Roll-up Period ends, the SecurePay Protector rider may not terminate. We will continue to assess the

SecurePay Fee for the SecurePay Protector rider until the SecurePay Protector rider terminates. Also, we will only include the SecurePay Roll-up Value when calculating your Benefit Base while the Roll-up Period is in effect.

Note: This means that if the Roll-up Period ends because you have established the Benefit Election Date, we will still continue to assess the SecurePay Fee until termination of the SecurePay Protector rider. We also will assess the SecurePay Fee during times when the Roll-up Period has expired.

Note: Once you establish your Benefit Election Date, we no longer calculate the SecurePay Roll-up Value. See “Calculating the Benefit Base On or After the Benefit Election Date.” Therefore, once you reach your Benefit Election Date you will no longer receive any additional value from the “Roll-up” feature of the SecurePay Protector rider. On the other hand, delaying the Benefit Election Date may limit the time during which you may take SecurePay Withdrawals, due to life expectancy. See “Beginning Your SecurePay Withdrawals”. You should carefully weigh the advantages of the SecurePay Roll-up Value with the disadvantages of delaying taking SecurePay Withdrawals.